Taxation - Summary of Tax Charge in Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Current year	€ (2,398)	€ (2,026)	€ (1,992)
Over/(under) provided in prior years	(21)	158	(57)
Current tax expense (income)	(2,419)	(1,868)	(2,049)
Deferred tax
Origination and reversal of temporary differences	51	(65)	82
Changes in tax rates	609	(7)	(13)
Recognition of previously unrecognised losses brought forward	92	18	19
Deferred tax expense (income)	752	(54)	88
Total tax expense (income)	€ (1,667)	€ (1,922)	€ (1,961)